FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/07
                           -------



Item 1. Schedule of Investments.

Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2007
================================================================================
CONTENTS

Templeton Foreign Smaller Companies Fund ..................................    3
Templeton Global Long-Short Fund ..........................................    7
Notes to Statements of Investments ........................................   12

[Graphic]

                                         Quarterly Statements of Investments | 1

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Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SMALLER COMPANIES FUND                         INDUSTRY                           SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 91.4%
AUSTRALIA 4.2%
Billabong International Ltd. .................        Textiles, Apparel & Luxury Goods               242,184       $     3,074,020
Downer EDI Ltd. ..............................         Commercial Services & Supplies                767,473             3,928,780
PaperlinX Ltd. ...............................            Paper & Forest Products                  2,647,437             7,300,679
Repco Corp. Ltd. .............................                  Distributors                       4,160,351             5,526,311
                                                                                                                   ---------------
                                                                                                                        19,829,790
                                                                                                                   ---------------
BAHAMAS 0.6%
a Steiner Leisure Ltd. .......................         Diversified Consumer Services                  61,420             2,871,999
                                                                                                                   ---------------
BELGIUM 1.2%
Barco NV .....................................       Electronic Equipment & Instruments               63,220             5,533,436
                                                                                                                   ---------------
BRAZIL 0.4%
b Companhia de Saneamento de
                    Minas Gerais, 144A .......                Water Utilities                        170,000             1,896,848
                                                                                                                   ---------------
CANADA 11.5%
Abitibi-Consolidated Inc. ....................            Paper & Forest Products                  1,558,100             5,071,190
a ATS Automation Tooling Systems Inc. ........                   Machinery                           354,400             3,623,057
Domtar Inc. ..................................            Paper & Forest Products                    515,600             4,315,836
a Dorel Industries Inc., B ...................               Household Durables                      127,900             3,804,122
a GSI Group Inc. .............................       Electronic Equipment & Instruments              416,230             3,492,170
Legacy Hotels ................................                  Real Estate                          369,270             3,200,811
Linamar Corp. ................................                Auto Components                        242,179             2,984,147
MDS Inc. .....................................        Health Care Providers & Services               322,319             5,587,684
North West Co. Fund ..........................         Diversified Financial Services                515,094             7,183,083
a Open Text Corp. ............................          Internet Software & Services                 292,256             5,488,725
Quebecor World Inc. ..........................         Commercial Services & Supplies                329,124             4,410,695
a Saxon Energy Services Inc. .................          Energy Equipment & Services                  637,800             2,249,305
Transcontinental Inc., A .....................         Commercial Services & Supplies                171,652             3,236,845
                                                                                                                   ---------------
                                                                                                                        54,647,670
                                                                                                                   ---------------
CHINA 7.3%
Bio-Treat Technology Ltd. ....................         Commercial Services & Supplies              6,352,000             2,895,357
China Oilfield Services Ltd. .................          Energy Equipment & Services                9,354,293             6,385,919
China Resources Power Holdings Co. Ltd. ......  Independent Power Producers & Energy Traders       2,736,883             4,290,648
Chitaly Holdings Ltd. ........................               Household Durables                    7,713,271             1,521,404
People's Food Holdings Ltd. ..................                 Food Products                       9,631,101             7,839,341
Sinotrans Ltd., H ............................            Air Freight & Logistics                 12,520,000             4,874,871
Travelsky Technology Ltd., H .................                  IT Services                        1,347,075             2,260,207
Weiqiao Textile Co. Ltd., H ..................        Textiles, Apparel & Luxury Goods             3,160,578             4,736,283
                                                                                                                   ---------------
                                                                                                                        34,804,030
                                                                                                                   ---------------
DENMARK 1.2%
a Vestas Wind Systems AS .....................              Electrical Equipment                     132,185             5,834,733
                                                                                                                   ---------------
FINLAND 2.6%
Amer Sports OYJ ..............................          Leisure Equipment & Products                 271,946             5,933,794
Elcoteq SE, A ................................            Communications Equipment                   167,700             1,989,156
Huhtamaki OYJ ................................             Containers & Packaging                    249,747             4,446,777
                                                                                                                   ---------------
                                                                                                                        12,369,727
                                                                                                                   ---------------

Quarterly Statements of Investments | 3

Franklin Templeton International Trust

----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                         SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GERMANY 2.8%
Celesio AG .......................................      Health Care Providers & Services               51,028         $ 2,909,254
a Jenoptik AG ....................................     Electronic Equipment & Instruments             452,705           4,826,840
Vossloh AG .......................................                 Machinery                           73,066           5,733,320
                                                                                                                   ---------------
                                                                                                                       13,469,414
                                                                                                                   ---------------
HONG KONG 5.3%
Asia Satellite Telecommunications
Holdings Ltd. ....................................  Diversified Telecommunication Services          1,012,902           1,816,271
Dah Sing Financial Group .........................              Commercial Banks                      385,669           3,776,395
Fountain Set (Holdings) Ltd. .....................      Textiles, Apparel & Luxury Goods            8,860,566           3,018,758
Giordano International Ltd. ......................              Specialty Retail                    6,611,910           3,556,817
Hung Hing Printing Group Ltd. ....................           Containers & Packaging                 1,400,260             789,126
Lerado Group (Holding) Co. Ltd. ..................        Leisure Equipment & Products              9,098,706           1,165,373
Ngai Lik Industrial Holding Ltd. .................             Household Durables                   9,573,818             784,785
Techtronic Industries Co. Ltd. ...................             Household Durables                   1,221,250           1,877,029
Texwinca Holdings Ltd. ...........................      Textiles, Apparel & Luxury Goods            4,818,808           3,709,363
Yue Yuen Industrial Holdings Ltd. ................      Textiles, Apparel & Luxury Goods            1,394,045           4,686,961
                                                                                                                   ---------------
                                                                                                                       25,180,878
                                                                                                                   ---------------
INDONESIA 0.6%
PT Astra International Tbk .......................                Automobiles                       1,831,244           2,988,349
                                                                                                                   ---------------
JAPAN 5.4%
Meitec Corp. .....................................       Commercial Services & Supplies               145,248           4,489,910
Nichii Gakkan Co. ................................      Health Care Providers & Services              312,400           4,696,421
Sohgo Security Services Co. Ltd. .................       Commercial Services & Supplies               450,001           8,782,599
Takuma Co. Ltd. ..................................                 Machinery                          597,000           3,572,154
Tenma Corp. ......................................                 Chemicals                          160,214           2,808,210
Tokyo Individualized Educational Institute Inc. ..       Diversified Consumer Services                539,257           1,349,651
                                                                                                                   ---------------
                                                                                                                       25,698,945
                                                                                                                   ---------------
LUXEMBOURG 0.4%
a Thiel Logistik AG ..............................                IT Services                         501,627           1,883,075
                                                                                                                   ---------------
MEXICO 0.4%
a Promotora Ambiental SA de CV ...................       Commercial Services & Supplies             1,097,000           1,968,236
                                                                                                                   ---------------
NETHERLANDS 6.5%
Aalberts Industries NV ...........................                 Machinery                           55,004           5,079,588
a Draka Holding NV ...............................            Electrical Equipment                     96,368           3,102,588
OPG Groep NV .....................................      Health Care Providers & Services               72,525           8,526,850
SBM Offshore NV ..................................        Energy Equipment & Services                  88,312           3,112,582
Vedior NV ........................................       Commercial Services & Supplies               530,042          10,950,498
                                                                                                                   ---------------
                                                                                                                       30,772,106
                                                                                                                   ---------------
PHILIPPINES 0.1%
a,b PNOC Energy Development Corp., 144A .......... Independent Power Producers & Energy Traders     5,000,000             496,672
                                                                                                                   ---------------

                                         4 | Quarterly Statements of Investments

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SMALLER COMPANIES FUND                       INDUSTRY                           SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

SINGAPORE 2.5%
Cerebos Pacific Ltd. .........................                 Food Products                      241,477          $      550,348
Huan Hsin Holdings Ltd. ......................       Electronic Equipment & Instruments         2,700,075               1,002,177
Osim International Ltd. ......................                Specialty Retail                  5,210,223               4,444,483
Venture Corp. Ltd. ...........................       Electronic Equipment & Instruments           624,862               5,696,469
                                                                                                                   ---------------
                                                                                                                       11,693,477
                                                                                                                   ---------------
SOUTH KOREA 5.7%
Bank of Pusan ................................                Commercial Banks                    530,965               6,795,675
Daeduck Electronics Co. Ltd. .................       Electronic Equipment & Instruments           599,863               4,428,091
Daegu Bank Co. Ltd. ..........................                Commercial Banks                    228,675               3,764,697
a Halla Climate Control Corp. ................                Auto Components                     649,160               7,239,703
Sindo Ricoh Co. ..............................               Office Electronics                    35,020               1,878,396
Youngone Corp. ...............................        Textiles, Apparel & Luxury Goods            529,329               3,092,204
                                                                                                                   ---------------
                                                                                                                       27,198,766
                                                                                                                   ---------------
SWEDEN 1.4%
D. Carnegie & Co. AB .........................                Capital Markets                     288,955               6,548,261
                                                                                                                   ---------------
SWITZERLAND 2.7%
a Kuoni Reisen Holding AG, B .................         Hotels, Restaurants & Leisure                5,430               3,196,558
Verwaltungs-und Privat-Bank AG ...............                Capital Markets                      27,682               7,123,921
Vontobel Holding AG ..........................                Capital Markets                      51,568               2,581,614
                                                                                                                   ---------------
                                                                                                                       12,902,093
                                                                                                                   ---------------
TAIWAN 12.0%
AcBel Polytech Inc. ..........................              Electrical Equipment               10,191,440               4,549,888
a BenQ Corp. .................................            Computers & Peripherals               3,936,000               1,936,502
D-Link Corp. .................................            Communications Equipment             11,306,460              15,915,644
Fu Sheng Industrial Co. Ltd. .................          Leisure Equipment & Products            4,685,990               4,319,246
Giant Manufacturing Co. Ltd. .................          Leisure Equipment & Products            3,690,000               5,625,718
KYE Systems Corp. ............................            Computers & Peripherals               4,455,664               4,939,160
Pihsiang Machinery Manufacturing Co. Ltd. ....        Health Care Equipment & Supplies          2,704,000               4,409,901
Simplo Technology Co. Ltd. ...................            Computers & Peripherals               1,781,300               6,356,569
Ta Chong Bank Ltd. ...........................                Commercial Banks                  1,020,000                 322,167
Taiwan Fu Hsing ..............................               Building Products                  7,000,980               5,857,716
Test-Rite International Co. Ltd. .............                  Distributors                    5,026,757               2,923,509
                                                                                                                   ---------------
                                                                                                                       57,156,020
                                                                                                                   ---------------
THAILAND 3.7%
Bank of Ayudhya Public Co. Ltd. ..............                Commercial Banks                  8,663,400               4,353,467
BEC World Public Co. Ltd., fgn ...............                     Media                        3,858,366               2,186,623
Glow Energy Public Co. Ltd., fgn .............  Independent Power Producers & Energy Traders    1,724,209               1,600,501
b Glow Energy Public Co. Ltd., fgn., 144A ....  Independent Power Producers & Energy Traders    3,863,345               3,586,159
a Total Access Communication Public Co. Ltd. .      Wireless Telecommunication Services         1,431,090               5,953,335
                                                                                                                   ---------------
                                                                                                                       17,680,085
                                                                                                                   ---------------

Quarterly Statements of Investments | 5

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SMALLER COMPANIES FUND                             INDUSTRY                        SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM 12.9%
Bodycote International PLC ..............................             Machinery                     1,426,616   $  7,651,258
Burberry Group PLC ......................................  Textiles, Apparel & Luxury Goods           418,326      5,411,700
DS Smith PLC ............................................       Containers & Packaging                368,927      1,487,602
a Fiberweb PLC ..........................................         Personal Products                   839,870      3,341,183
FKI PLC .................................................             Machinery                     3,409,290      7,551,680
Future PLC ..............................................               Media                       4,273,340      3,504,992
Game Group PLC ..........................................          Specialty Retail                 5,890,678     15,854,369
a iSOFT Group PLC .......................................  Health Care Providers & Services         3,960,320      3,967,926
John Wood Group PLC .....................................    Energy Equipment & Services              950,519      4,990,472
Yule Catto & Company PLC ................................             Chemicals                     1,545,947      7,326,980
                                                                                                                ------------
                                                                                                                  61,088,162
                                                                                                                ------------
TOTAL COMMON STOCKS

(COST $320,535,921) .....................................                                                        434,512,772
                                                                                                                ------------
                                                                                             PRINCIPAL AMOUNT

SHORT TERM INVESTMENTS 8.3%
U.S. GOVERNMENT AND AGENCY SECURITIES 8.3%

c Federal Home Loan Bank, 2/01/07 .......................                                        $ 29,825,000     29,825,000
c FNMA, 5/08/07 .........................................                                          10,000,000      9,864,670
                                                                                                                ------------
TOTAL SHORT TERM INVESTMENTS

(COST $39,684,519) ......................................                                                         39,689,670
                                                                                                                ------------
TOTAL INVESTMENTS

(COST $360,220,440) 99.7% ...............................                                                        474,202,442
OTHER ASSETS, LESS LIABILITIES 0.3% .....................                                                          1,334,354
                                                                                                                ------------
NET ASSETS 100.0% .......................................                                                       $475,536,796
                                                                                                                ------------

See Selected Portfolio Abbreviations on page 11.

aNon-income producing for the twelve months ended January 31, 2007.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $5,979,679, representing 1.26% of net assets.

cThe security is traded on a discount basis with no stated coupon rate.

6 | See Notes to Statements of Investments. | Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL LONG-SHORT FUND                               INDUSTRY                           SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 94.1%

COMMON STOCKS 93.7%
FINLAND 1.8%
Stora Enso OYJ, R ............................             Paper & Forest Products                 111,450        $    1,855,091
UPM-Kymmene OYJ ..............................             Paper & Forest Products                  70,890             1,815,691
                                                                                                                  --------------
                                                                                                                       3,670,782
                                                                                                                  --------------
GERMANY 8.1%
Bayerische Motoren Werke AG ..................                   Automobiles                        47,120             2,871,318
Commerzbank AG ...............................                 Commercial Banks                     49,230             2,077,787
a Infineon Technologies AG ...................     Semiconductors & Semiconductor Equipment        147,270             2,117,308
Siemens AG ...................................             Industrial Conglomerates                 83,240             9,135,630
                                                                                                                  --------------
                                                                                                                      16,202,043
                                                                                                                  --------------
INDIA 1.3%
Satyam Computer Services Ltd. ................                   IT Services                       237,780             2,547,990
                                                                                                                  --------------
ISRAEL 0.9%
a Check Point Software Technologies Ltd. .....                     Software                         77,496             1,849,055
                                                                                                                  --------------
ITALY 3.2%
Eni SpA ......................................           Oil, Gas & Consumable Fuels                78,758             2,535,630
UniCredito Italiano SpA ......................                 Commercial Banks                    416,220             3,851,906
                                                                                                                  --------------
                                                                                                                       6,387,536
                                                                                                                  --------------
JAPAN 11.6%
Fujifilm Holdings Corp. ......................           Leisure Equipment & Products              116,300             4,799,851
a Konica Minolta Holdings Ltd. ...............                Office Electronics                   317,500             4,331,040
Mitsubishi UFJ Financial Group Inc. ..........                 Commercial Banks                        310             3,750,881
Olympus Corp. ................................         Health Care Equipment & Supplies             93,000             2,975,013
Sohgo Security Services Co. Ltd. .............          Commercial Services & Supplies             167,700             3,272,975
Sumitomo Mitsui Financial Group Inc. .........                 Commercial Banks                        239             2,436,249
Takeda Pharmaceutical Co. Ltd. ...............                 Pharmaceuticals                      23,830             1,554,238
                                                                                                                  --------------
                                                                                                                      23,120,247
                                                                                                                  --------------
NETHERLANDS 2.4%
ING Groep NV .................................          Diversified Financial Services             107,620             4,706,303
                                                                                                                  --------------
NORWAY 3.5%
Telenor ASA ..................................      Diversified Telecommunication Services         340,960             6,912,311
                                                                                                                  --------------
SOUTH KOREA 6.3%
Halla Climate Control Corp. ..................                 Auto Components                     152,390             1,699,517
Hana Financial Group Inc. ....................                 Commercial Banks                     59,691             2,948,095
LG Electronics Inc. ..........................                Household Durables                    21,720             1,204,231
Samsung Electronics Co. Ltd. .................     Semiconductors & Semiconductor Equipment          5,180             3,185,576
Shinhan Financial Group Co. Ltd. .............                 Commercial Banks                     67,410             3,522,647
                                                                                                                  --------------
                                                                                                                      12,560,066
                                                                                                                  --------------
TAIWAN 3.3%
b Compal Electronics Inc., GDR, Reg S ........             Computers & Peripherals                 235,871             1,037,833
D-Link Corp. .................................             Communications Equipment              2,197,360             3,093,134
Giant Manufacturing Co. Ltd. .................           Leisure Equipment & Products              671,000             1,022,996
Mega Financial Holding Co. Ltd. ..............                 Commercial Banks                  2,140,000             1,433,079
                                                                                                                  --------------
                                                                                                                       6,587,042
                                                                                                                  --------------

Quarterly Statements of Investments | 7

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL LONG-SHORT FUND                             INDUSTRY                           SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
COMMON STOCKS (CONTINUED)
UNITED KINGDOM 18.2%
Amvescap PLC ....................................................             Capital Markets                231,450   $ 2,759,999
BAE Systems PLC .................................................           Aerospace & Defense              241,254     1,979,949
BP PLC ..........................................................       Oil, Gas & Consumable Fuels          312,740     3,283,933
British Sky Broadcasting Group PLC ..............................                  Media                     215,882     2,315,646
Compass Group PLC ...............................................      Hotels, Restaurants & Leisure         682,390     4,065,337
GlaxoSmithKline PLC .............................................             Pharmaceuticals                193,762     5,195,943
Group 4 Securicor PLC ...........................................     Commercial Services & Supplies         770,550     2,849,699
Pearson PLC .....................................................                  Media                     263,929     4,158,384
Royal Bank of Scotland Group PLC ................................            Commercial Banks                 98,903     3,973,433
Royal Dutch Shell PLC, B ........................................       Oil, Gas & Consumable Fuels          105,699     3,542,526
William Morrison Supermarkets PLC ...............................        Food & Staples Retailing            386,494     2,144,985
                                                                                                                       -----------
                                                                                                                        36,269,834
                                                                                                                       -----------
UNITED STATES 33.1%
c American International Group Inc. .............................                Insurance                    51,950     3,555,978
a,c Bristow Group Inc. ..........................................       Energy Equipment & Services          112,940     4,218,309
a,c Chico's FAS Inc. ............................................            Specialty Retail                123,730     2,583,482
c El Paso Corp. .................................................       Oil, Gas & Consumable Fuels          330,410     5,127,963
c Goodrich Corp. ................................................           Aerospace & Defense               40,550     1,987,761
a,d Input/Output Inc. ...........................................       Energy Equipment & Services          346,690     4,746,186
c JPMorgan Chase & Co. ..........................................     Diversified Financial Services          90,560     4,612,221
a,c Leapfrog Enterprises Inc. ...................................      Leisure Equipment & Products          317,360     3,402,099
c Liz Claiborne Inc. ............................................    Textiles, Apparel & Luxury Goods         85,370     3,790,428
c Merck & Co. Inc. ..............................................             Pharmaceuticals                 81,410     3,643,098
c Merrill Lynch & Co. Inc. ......................................             Capital Markets                 40,930     3,829,411
c Microsoft Corp. ...............................................                Software                    193,270     5,964,312
c News Corp., A .................................................                  Media                     213,050     4,953,413
Pfizer Inc. .....................................................             Pharmaceuticals                 67,500     1,771,200
a Seitel Inc. ...................................................       Energy Equipment & Services          869,850     3,170,603
c Torchmark Corp. ...............................................                Insurance                    58,570     3,806,464
c Tyco International Ltd. .......................................        Industrial Conglomerates            151,900     4,842,572
                                                                                                                       -----------
                                                                                                                        66,005,500
                                                                                                                       -----------
TOTAL COMMON STOCKS
                         (COST $145,561,633) ....................                                                      186,818,709
                                                                                                                       -----------
                                                                                                          CONTRACTS

OPTIONS PURCHASED (COST $1,144,568) 0.4%
PUTS
UNITED STATES 0.4%

S & P 500 Index, Jun. 1400 Puts, 6/16/07 ........................     Diversified Financial Services             333       689,310
                                                                                                                       -----------
TOTAL LONG TERM INVESTMENTS
                         (COST $146,706,201) ....................                                                      187,508,019
                                                                                                                       -----------

8 | Quarterly Statements of Investments

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL LONG-SHORT FUND                                 INDUSTRY                 PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (COST $19,515,000) 9.8%
UNITED STATES 9.8%

Paribas Corp., Time Deposit, 5.30%, 2/01/07 .........                                      $  19,515,000    $  19,515,000
                                                                                                            -------------
TOTAL INVESTMENTS

                   (COST $166,221,201) 103.9% .......                                                         207,023,019
OPTIONS WRITTEN (0.1)% ..............................                                                            (231,193)
SECURITIES SOLD SHORT (28.0)% .......................                                                         (55,749,044)
OTHER ASSETS, LESS LIABILITIES 24.2% ................                                                          48,349,876
                                                                                                            -------------
NET ASSETS 100.0% ...................................                                                       $ 199,392,658
                                                                                                            -------------
                                                                                               CONTRACTS
OPTIONS WRITTEN (PREMIUM RECEIVED $90,661) 0.1%
UNITED STATES 0.1%

Input/Output Inc., May 12.50 Calls, 5/19/07 .........    Energy Equipment & Services               1,201    $     231,193
                                                                                                            -------------
                                                                                                 SHARES
SECURITIES SOLD SHORT 28.0%
AUSTRALIA 1.5%

Foster's Group Ltd. .................................             Beverages                      556,600        2,927,124
                                                                                                            -------------
DENMARK 3.7%

A P Moller - Maersk AS ..............................               Marine                           420        4,236,454
Danisco AS ..........................................           Food Products                     37,590        3,065,500
                                                                                                            -------------
                                                                                                                7,301,954
                                                                                                            -------------
GERMANY 3.5%

DaimlerChrysler AG ..................................            Automobiles                      47,500        2,960,102
iShares MSCI Germany Index Fund .....................   Diversified Financial Services           142,686        3,932,426
                                                                                                            -------------
                                                                                                                6,892,528
                                                                                                            -------------
HONG KONG 1.0%

Cathay Pacific Airways Ltd. .........................              Airlines                      791,000        2,036,375
                                                                                                            -------------
INDIA 1.5%

Infosys Technologies Ltd., ADR ......................            IT Services                      50,870        2,950,460
                                                                                                            -------------
JAPAN 3.7%

iShares MSCI Japan Index Fund .......................   Diversified Financial Services           410,117        5,872,875
Toto Ltd. ...........................................         Building Products                  143,000        1,528,778
                                                                                                            -------------
                                                                                                                7,401,653
                                                                                                            -------------
SOUTH AFRICA 0.9%

SABMiller PLC .......................................             Beverages                       80,960        1,835,437
                                                                                                            -------------

Quarterly Statements of Investments | 9

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL LONG-SHORT FUND                                  INDUSTRY                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
UNITED STATES 12.2%
Brinker International Inc. .....................     Hotels, Restaurants & Leisure           90,750         $   2,863,163
Chubb Corp. ....................................               Insurance                      71,790            3,735,952
General Motors Corp. ...........................              Automobiles                     78,000            2,561,520
Nasdaq-100 Trust, Series 1 .....................     Diversified Financial Services           42,794            1,863,679
Sirius Satellite Radio Inc. ....................                 Media                       199,560              736,376
SPDR Trust Series 1 ............................     Diversified Financial Services           46,395            6,671,601
The Goldman Sachs Group Inc. ...................            Capital Markets                   19,200            4,073,472
Washington Mutual Inc. .........................       Thrifts & Mortgage Finance             42,560            1,897,750
                                                                                                            -------------
                                                                                                               24,403,513
                                                                                                            -------------
TOTAL SECURITIES SOLD SHORT

        (PROCEEDS $51,614,578) .................                                                            $  55,749,044
                                                                                                            -------------

See Selected Portfolio Abbreviations on page 11.

aNon-income producing for the twelve months ended January 31, 2007.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the value of this security was $1,037,833, representing 0.52% of net assets.

cSecurity segregated with broker for securities sold short.

dA portion or all of the security is held in connection with open option contracts.

10 | See Notes to Statements of Investments. | Quarterly Statements of Investments


Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipt
SPDR - S & P Depository Receipt

Quarterly Statements of Investments | See Notes to Statements of Investments. | 11

Franklin Templeton International Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton International Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of two funds (the Funds).

2. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                            TEMPLETON                   TEMPLETON
                                                         FOREIGN SMALLER                  GLOBAL
                                                          COMPANIES FUND              LONG-SHORT FUND
                                                         --------------------------------------------
Cost of investments ..............................        $ 361,887,007                $ 167,039,965
                                                         --------------------------------------------
Unrealized appreciation ..........................        $ 134,623,965                $  42,017,129
Unrealized depreciation ..........................          (22,308,530)                  (2,034,075)
                                                         --------------------------------------------
Net unrealized appreciation (depreciation) .......        $ 112,315,435                $  39,983,054
                                                         --------------------------------------------

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

12 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date   March 29, 2007














                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer